Financial Assets and Liabilities - Interest-Bearing Debt (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 29, 2017	Dec. 19, 2017	Mar. 30, 2017	Feb. 17, 2017	Jan. 17, 2017
Disclosure of detailed information about borrowings [line items]
Outstanding balance	€ 47,375
Drawndown	4,844	€ 10,332	€ 8,784
Repayments of loans, borrowings and promissory notes	(6,711)	(8,506)	(9,858)
Syndicated facility due February 19, 2022
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	2,500
Outstanding balance	0
Drawndown	0	0	2,060
Repayments of loans, borrowings and promissory notes	(550)	€ 0	€ (1,560)
Syndicated facility due March 30, 2017
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Outstanding balance	0
Drawndown	0
Repayments of loans, borrowings and promissory notes	0
Early cancellation of debt						€ 1,500
Structured financing due March 11, 2026
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	679
Outstanding balance	566
Drawndown	329
Repayments of loans, borrowings and promissory notes	(48)
Structured euro financing due March 11, 2026
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	469
Outstanding balance	423
Drawndown	217
Repayments of loans, borrowings and promissory notes	(34)
Structured financing due December 15, 2017
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Outstanding balance	0
Drawndown
Repayments of loans, borrowings and promissory notes	(185)
Bilateral loan due February 23, 2017
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Outstanding balance	0
Drawndown	0
Repayments of loans, borrowings and promissory notes	(100)
Bilateral loan due May 16, 2017
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Outstanding balance	0
Drawndown	0
Repayments of loans, borrowings and promissory notes	(100)
Bilateral loan due June 26, 2019
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	1,500							€ 1,500
Outstanding balance	1,500
Drawndown	0
Repayments of loans, borrowings and promissory notes	0
Bilateral loan due December 19, 2017
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Outstanding balance
Drawndown	0
Repayments of loans, borrowings and promissory notes	(200)
Early repayment of debt				€ 200
Bilateral loan due March 19, 2019
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	150
Outstanding balance	150
Drawndown	0
Repayments of loans, borrowings and promissory notes	(150)
Early repayment of debt					€ 150
Credit facility due December 27, 2020
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	380
Outstanding balance	292
Drawndown	292
Repayments of loans, borrowings and promissory notes	0
Credit facility due March 14, 2020
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	200
Outstanding balance	167
Drawndown	167
Repayments of loans, borrowings and promissory notes	0
Syndicated facility due March 22, 2022
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	750						€ 750
Outstanding balance	0
Drawndown	650
Repayments of loans, borrowings and promissory notes	(700)
EIB financing due June 13, 2025
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Outstanding balance	450
Drawndown	200
Repayments of loans, borrowings and promissory notes	0
Structured financing due November 28, 2024
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	750
Outstanding balance	750
Drawndown	750
Repayments of loans, borrowings and promissory notes	€ 0
Tranche A | Bilateral loan due June 26, 2019
Disclosure of detailed information about borrowings [line items]
Contractual limit amount								500
Tranche B | Bilateral loan due June 26, 2019
Disclosure of detailed information about borrowings [line items]
Contractual limit amount								€ 1,000